Segment Information - Summary of Group's Revenues from External Customers by Major Products (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue	₽ 312,574	₽ 299,113	₽ 276,009
Mining segments [member]
Disclosure of products and services [line items]
Revenue	96,882	100,129	89,647
Mining segments [member] | Coal and middlings [member]
Disclosure of products and services [line items]
Revenue	80,022	84,341	75,258
Mining segments [member] | Coke and chemical products [member]
Disclosure of products and services [line items]
Revenue	14,205	13,747	11,330
Mining segments [member] | Iron ore concentrate [member]
Disclosure of products and services [line items]
Revenue	839	220	126
Mining segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,816	1,821	2,933
Steel segments [member]
Disclosure of products and services [line items]
Revenue	187,918	172,760	161,639
Steel segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	6,311	7,630	7,514
Steel segments [member] | Long steel products [member]
Disclosure of products and services [line items]
Revenue	105,722	96,768	89,575
Steel segments [member] | Hardware [member]
Disclosure of products and services [line items]
Revenue	30,040	27,578	24,580
Steel segments [member] | Flat steel products [member]
Disclosure of products and services [line items]
Revenue	22,786	22,505	18,230
Steel segments [member] | Forgings and stampings [member]
Disclosure of products and services [line items]
Revenue	15,848	12,247	11,652
Steel segments [member] | Semi-finished steel products [member]
Disclosure of products and services [line items]
Revenue	54	492	3,434
Steel segments [member] | Ferrosilicon [member]
Disclosure of products and services [line items]
Revenue	3,927	2,807	3,368
Steel segments [member] | Steel pipes [member]
Disclosure of products and services [line items]
Revenue	3,230	2,733	3,286
Power segments [member]
Disclosure of products and services [line items]
Revenue	27,774	26,224	24,723
Power segments [member] | Other [member]
Disclosure of products and services [line items]
Revenue	1,765	1,927	2,196
Power segments [member] | Electricity [member]
Disclosure of products and services [line items]
Revenue	₽ 26,009	₽ 24,297	₽ 22,527